Inventories	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Raw materials	24,181	17,790
Work-in-process	2,529	3,116
Finished goods	5,155	14,077
Inventories	31,865	34,983

The Group recorded inventory write-down of US$251 and US$387 for the six months ended June 30, 2024 and 2025, respectively.